UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411
(Investment Company Act file number)

The James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road
Xenia, Ohio 45385
(Address of principal executive offices) (Zip code)

(937) 426-7640
(Registrant's telephone number)

Barry R. James
P.O. Box 8
Alpha, Ohio 45301
(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-47.5%
	Basic Materials-5.6%
163,650	AK Steel Holding Corp.*	$1,176,643
323,670	Avery Dennison Corp.	26,087,802
314,370	Barrick Gold Corp.	5,969,886
537,420	Celanese Corp., Series A	48,287,187
98,720	Ciner Resources LP	2,816,482
29,325	Domtar Corp.	1,070,949
136,830	Dow Chemical Co.	8,694,178
75,330	Enviva Partners LP	2,116,773
1,110,260	Goodyear Tire & Rubber Co.	39,969,360
159,350	Hudbay Minerals, Inc.	1,043,742
279,655	Innospec, Inc.	18,107,661
31,500	International Paper Co.	1,599,570
30,600	Koppers Holdings, Inc.*	1,295,910
46,900	Kraton Corp.*	1,450,148
102,920	Lydall, Inc.*	5,516,512
72,010	Neenah Paper, Inc.	5,379,147
637,820	Newmont Mining Corp.	21,022,547
114,610	Rayonier Advanced Materials, Inc.	1,541,505
120,500	Silver Standard Resources, Inc.*	1,278,505
18,975	Trinseo SA	1,273,223
127,160	Universal Forest Products, Inc.	12,530,346
86,000	Westlake Chemical Corp.	5,680,300
		213,908,376

	Consumer, Cyclical-7.1%
597,220	Alaska Air Group, Inc.	55,075,628
210,700	Arcos Dorados Holdings, Inc., Class A*	1,696,135
125,240	AV Homes, Inc.*	2,060,198
281,210	Avianca Holdings SA, Sponsored ADR	2,168,129
590,000	Best Buy Co., Inc.	28,998,500
415,375	Big Lots, Inc.	20,220,455
69,060	Cato Corp., Class A	1,516,558
37,175	Central Garden & Pet Co.*	1,378,077
112,210	Century Communities, Inc.*	2,850,134
94,500	Chico's FAS, Inc.	1,341,900
13,225	The Children's Place, Inc.	1,587,661
65,340	Flexsteel Industries, Inc.	3,293,136
448,050	Foot Locker, Inc.	33,518,620
707,670	Ford Motor Co.	8,237,279
21,400	Genesco, Inc.*	1,186,630
317,225	Hawaiian Holdings, Inc.*	14,735,101
67,375	ILG, Inc.	1,412,180
33,575	Insight Enterprises, Inc.*	1,379,597
47,675	Knoll, Inc.	1,135,142
44,725	La-Z-Boy, Inc.	1,207,575
120,350	Lennar Corp., Class A	6,160,716
95,080	M/I Homes, Inc.*	2,329,460
20,550	Meredith Corp.	1,327,530
122,690	Meritage Homes Corp.*	4,514,992
89,740	Modine Manufacturing Co.*	1,094,828
55,175	MSG Networks, Inc., Class A*	1,288,336
69,690	Patrick Industries, Inc.*	4,941,021
70,650	PCM, Inc.*	1,981,733
28,650	SodaStream International Ltd.*	1,387,520
704,725	Southwest Airlines Co.	37,886,016
59,350	Tailored Brands, Inc.	886,689
176,910	Tilly's, Inc., Class A	1,595,728

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
50,000	Time Warner, Inc.	$4,885,500
86,890	Tower International, Inc.	2,354,719
165,395	Wabash National Corp.	3,422,023
149,005	Wal-Mart Stores, Inc.	10,740,280
39,775	Winnebago Industries, Inc.	1,163,419
		272,959,145

	Consumer, Non-cyclical-6.6%
62,530	Aetna, Inc.	7,975,701
71,935	Anthem, Inc.	11,896,610
24,530	Barrett Business Services, Inc.	1,339,829
233,650	Career Education Corp.*	2,032,755
106,050	Darling Ingredients, Inc.*	1,539,846
38,275	DeVry Education Group, Inc.	1,356,849
272,022	DST Systems, Inc.	33,322,695
22,275	Fresh Del Monte Produce, Inc.	1,319,348
122,150	Grand Canyon Education, Inc.*	8,747,161
32,775	Halyard Health, Inc.*	1,248,400
133,720	Helen of Troy, Ltd.*	12,596,424
337,797	Ingles Markets, Inc., Class A	14,575,941
76,500	Ingredion, Inc.	9,212,895
55,175	John B Sanfilippo & Son, Inc.	4,038,258
56,850	Kelly Services, Inc., Class A	1,242,741
16,825	Magellan Health, Inc.*	1,161,766
180,358	ManpowerGroup, Inc.	18,499,320
31,620	Medifast, Inc.	1,402,979
585,000	Merck & Co., Inc.	37,170,900
65,000	Mylan NV*	2,534,350
218,710	Natural Health Trends Corp.	6,320,719
454,550	Omega Protein Corp.	9,113,727
777,530	Pfizer, Inc.	26,599,301
115,189	Sanderson Farms, Inc.	11,961,226
33,175	SpartanNash Co.	1,160,793
385,000	Toro Co.	24,047,100
		252,417,634

	Energy-1.5%
131,370	Archrock, Inc.	1,628,988
105,000	Atwood Oceanics, Inc.	1,000,650
33,430	Canadian Solar, Inc.*	410,186
154,900	Cosan Ltd., Class A	1,322,846
325,000	Diamond Offshore Drilling, Inc.*	5,430,750
142,190	FutureFuel Corp.	2,016,254
2,005,900	McDermott International, Inc.*	13,539,825
70,820	Rowan Cos., PLC, Class A*	1,103,376
34,770	SolarEdge Technologies, Inc.*	542,412
136,580	Star Gas Partners LP	1,256,536
374,950	Tesoro Corp.	30,393,447
80,500	Transocean Ltd.*	1,002,225
		59,647,495

	Financial-8.8%
41,400	Aaron's, Inc.	1,231,236
342,620	Acacia Research Corp.*	1,970,065
56,925	Aircastle, Ltd.	1,373,600
61,150	Ambac Financial Group, Inc.*	1,153,289
116,293	American Financial Group, Inc.	11,096,678
609,372	Annaly Capital Management, Inc., REIT	6,770,123
281,736	Argo Group International Holdings, Ltd.	19,101,701
447,465	Ashford Hospitality Trust, Inc., REIT	2,850,352
134,000	Bank of Montreal	10,021,860
200,000	Brandywine Realty Trust, REIT	3,246,000

Shares or Principal Amount		Value
	Financial (continued)
77,000	Capital One Financial Corp.	$6,672,820
772,426	Chimera Investment Corp., REIT	15,587,557
60,300	CorEnergy Infrastructure Trust, Inc., REIT	2,036,934
324,435	Dynex Capital, Inc., REIT	2,300,244
49,210	ePlus, Inc.*	6,645,810
833,010	Fifth Third Bancorp	21,158,454
202,025	First BanCorp/Puerto Rico*	1,141,441
148,570	Forestar Group, Inc.*	2,027,980
78,270	Franklin Resources, Inc.	3,298,298
47,225	Getty Realty Corp., REIT	1,193,376
43,575	Greenhill & Co. Inc	1,276,747
62,780	Hersha Hospitality Trust, REIT	1,179,636
87,325	Invesco Mortgage Capital, Inc., REIT	1,346,551
114,125	iStar, Inc., REIT*	1,346,675
504,470	JPMorgan Chase & Co.	44,312,645
90,475	KCG Holdings, Inc., Class A*	1,613,169
1,032,600	KeyCorp	18,359,628
198,580	MainSource Financial Group, Inc.	6,539,239
37,225	Moelis & Co., Class A	1,433,162
31,250	MutualFirst Financial, Inc.	985,937
46,120	National Storage Affiliates Trust, REIT	1,102,268
71,575	Nationstar Mortgage Holdings, Inc.*	1,128,022
377,630	Nelnet, Inc., Class A	16,562,852
85,930	People's Utah Bancorp	2,272,849
18,050	Piper Jaffray Cos.	1,152,493
125,000	Principal Financial Group, Inc.	7,888,750
75,000	Prospect Capital Corp.	678,000
82,075	Redwood Trust, Inc., REIT	1,363,266
330,000	Regions Financial Corp.	4,794,900
80,825	Summit Hotel Properties, Inc., REIT	1,291,584
233,270	Torchmark Corp.	17,971,121
484,224	Travelers Cos., Inc.	58,368,361
47,825	Universal Insurance Holdings, Inc.	1,171,713
475,000	Unum Group	22,272,750
72,225	Waddell & Reed Financial, Inc., Class A	1,227,825
39,275	Walker & Dunlop, Inc.*	1,637,375
		340,155,336

	Industrial-7.1%
169,870	Advanced Emissions Solutions, Inc.*	1,620,560
80,000	AGCO Corp.	4,814,400
401,785	American Axle & Manufacturing Holdings, Inc.*	7,545,522
135,075	American Outdoor Brands Corp.*	2,675,836
191,330	American Railcar Industries, Inc.	7,863,663
77,475	Argan, Inc.	5,124,971
106,090	Ceco Environmental Corp.	1,115,006
11,975	ChoicePoint, Inc.*	1,328,387
461,765	Cooper Tire & Rubber Co.	20,479,278
224,430	Costamare, Inc.	1,494,704
214,755	Culp, Inc.	6,700,356
62,850	Dana Holding Corp.	1,213,633
182,500	Deere & Co.	19,866,950
359,215	DHT Holdings, Inc.	1,605,691
77,400	FedEx Corp.	15,104,610
21,775	GATX Corp.	1,327,404
271,920	Global Brass & Copper Holdings, Inc.	9,354,048
28,450	Greenbrier Cos., Inc.	1,226,195
51,230	Huntington Ingalls Industries, Inc.	10,258,295
58,230	Insteel Industries, Inc.	2,104,432
1,065,890	Magna International, Inc.	46,003,812
84,090	Meritor, Inc.*	1,440,462
44,110	Park-Ohio Holdings Corp.	1,585,755
73,900	Ply Gem Holdings, Inc.*	1,455,830

Shares or Principal Amount		Value
	Industrial (continued)
49,475	Quad/Graphics, Inc.	$1,248,749
54,080	Republic Services, Inc.	3,396,765
550,000	Ship Finance International, Ltd.	8,085,000
35,225	SkyWest, Inc.	1,206,456
266,910	Sonoco Products Co.	14,124,877
93,455	Superior Industries International, Inc.	2,369,084
249,650	SYNNEX Corp.	27,945,821
267,430	Teekay Tankers, Ltd., Class A	548,232
12,380	Tenneco, Inc.	772,760
309,180	United Rentals, Inc.*	38,662,959
84,350	Vectrus, Inc.*	1,885,223
		273,555,726

	Technology-7.0%
652,527	ACCO Brands Corp.*	8,580,730
83,590	Alpha & Omega Semiconductor Ltd.*	1,436,912
90,725	Amaya, Inc.*	1,542,325
316,400	Arrow Electronics, Inc.*	23,226,924
255,210	Avnet, Inc.	11,678,410
31,000	Broadcom, Ltd.	6,787,760
73,840	Cabot Microelectronics Corp.	5,656,882
93,525	Celestica, Inc.*	1,358,918
363,070	Cisco Systems, Inc.	12,271,766
487,810	Corning, Inc.	13,170,870
861,500	Deluxe Corp.	62,174,455
74,880	Digi International, Inc.*	891,072
68,980	Ducommun, Inc.*	1,985,934
127,680	Eastman Kodak Co.*	1,468,320
366,269	Ebix, Inc.	22,433,976
29,500	Engility Holdings, Inc.*	853,730
300,070	Extreme Networks, Inc.*	2,253,526
20,000	General Dynamics Corp.	3,744,000
35,075	II-VI, Inc.*	1,264,454
461,500	Intel Corp.	16,646,305
13,270	InterDigital, Inc.	1,145,201
47,120	International Business Machines Corp.	8,205,477
210,630	Iridium Communications, Inc.*	2,032,579
89,930	Lockheed Martin Corp.	24,065,268
49,375	MaxLinear, Inc.*	1,384,969
34,880	Nanometrics, Inc.*	1,062,445
31,220	Northrop Grumman Corp.	7,425,365
321,655	Orbotech, Ltd.*	10,373,374
131,710	PC Connection, Inc.	3,923,641
15,825	Rogers Corp.*	1,358,893
58,910	Tower Semiconductor, Ltd.*	1,357,876
84,925	TTM Technologies, Inc.*	1,369,840
107,760	Unisys Corp.*	1,503,252
73,330	WESCO International, Inc.*	5,100,102
		269,735,551

	Utilities-3.8%
225,520	American Electric Power Co., Inc.	15,139,158
1,343,700	AT&T, Inc.	55,830,735
339,850	CenterPoint Energy, Inc.	9,369,664
89,620	DTE Energy Co.	9,151,098
93,650	IDT Corp., Class B	1,191,228
192,320	Just Energy Group, Inc.	1,203,923
97,210	Pinnacle West Capital Corp.	8,105,370
78,220	PNM Resources, Inc.	2,894,140
317,120	Public Service Enterprise Group, Inc.	14,064,272
70,545	SJW Group	3,401,680
216,075	TransAlta Corp.	1,264,039
265,510	UGI Corp.	13,116,194

Shares or Principal Amount		Value
	Utilities (continued)
82,900	Unitil Corp.	$3,732,987
883,480	Vonage Holdings Corp.*	5,583,594
		144,048,082

TOTAL COMMON STOCKS
(Cost $1,391,042,074)		1,826,427,345

CLOSED-END FUNDS-0.0%
131,000	BlackRock Resources & Commodities Strategy Trust	1,126,600

TOTAL CLOSED-END FUNDS
(Cost $915,191)		1,126,600

EXCHANGE TRADED FUNDS-1.0%
107,910	iShares® MSCI All Peru Capped ETF	3,677,573
109,760	iShares® MSCI Canada ETF	2,950,349
94,410	iShares® MSCI Chile Capped ETF	4,112,500
30,590	iShares® MSCI Philippines ETF	1,044,954
7,000	iShares® National AMT-Free Municipal Bond ETF	762,650
704,760	iShares® Silver Trust ETF*	12,157,110
119,610	SPDR® Gold Shares ETF*	14,200,099

TOTAL EXCHANGE TRADED FUNDS
(Cost $34,544,098)		38,905,235

CORPORATE BONDS-8.4%
	Basic Materials-0.1%
$1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,608,606

	Communications-0.2%
8,000,000	Alphabet, Inc., 3.625%, 5/19/21	8,493,520

	Consumer, Cyclical-0.5%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,929,485
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,046,155
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,396,930
785,000	McDonald's Corp., 5.700%, 2/1/39	908,677
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,358,316
		19,639,563
	Consumer, Non-cyclical-1.2%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,308,270
1,950,000	Dr Pepper Snapple Group, Inc., 2.530%, 11/15/21	1,940,422
3,000,000	Hershey Co., 4.125%, 12/1/20	3,215,478
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,056,494
5,000,000	Merck & Co., Inc., 2.800%, 5/18/23	5,019,385
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	10,254,780
10,000,000	PepsiCo, Inc., 5.000%, 6/1/18	10,421,120
		47,215,949
	Energy-1.4%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,025,100
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,122,250
8,271,000	Chevron Corp., 3.326%, 11/17/25	8,437,371
10,000,000	Diamond Offshore Drilling, Inc., 5.875%, 5/1/19	10,450,000
2,000,000	Phillips 66, 4.300%, 4/1/22	2,120,158
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	4,963,862
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,456,660
2,625,000	Shell International Finance BV, 4.375%, 5/11/45	2,663,808
10,000,000	Statoil ASA, 2.250%, 11/8/19	10,056,110
		55,295,319
	Financial-2.4%
8,000,000	Aflac, Inc., 3.625%, 11/15/24	8,242,064

Shares or Principal Amount		Value
	Financial (continued)
$14,733,000	American Express Credit Corp., 1.125%, 6/5/17	$14,733,575
3,000,000	American Express Credit Corp., 2.125%, 7/27/18	3,015,942
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,597,915
10,000,000	The Goldman Sachs Group, Inc., 2.600%, 4/23/20	10,055,170
11,000,000	JPMorgan Chase & Co., 4.250%, 10/15/20	11,663,828
6,000,000	PNC Bank Na, 2.950%, 2/23/25	5,921,256
15,956,000	PNC Bank NA, 1.950%, 3/4/19	15,987,242
5,000,000	UBS AG, 5.875%, 12/20/17	5,151,565
5,305,000	US Bank NA Cincinnati, 1.363%, 1/24/20(a)	5,308,591
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	4,985,345
		93,662,493
	Industrial-0.6%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,100,431
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,562,322
10,000,000	General Electric Capital Corp., 1.822%, 4/15/20(a)	10,137,000
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,835,432
1,000,000	General Electric Co., 2.700%, 10/9/22	1,007,634
5,000,000	United Technologies Corp., 3.100%, 6/1/22	5,145,380
		21,788,199
	Technology-1.7%
3,419,000	Apple, Inc., 1.550%, 2/7/20	3,398,165
10,000,000	Apple, Inc., 1.238%, 2/7/20(a)	10,017,400
5,000,000	Intel Corp., 3.300%, 10/1/21	5,197,585
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,770,890
9,000,000	Microsoft Corp., 1.850%, 2/6/20	9,018,990
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,346,819
10,000,000	Microsoft Corp., 3.500%, 11/15/42	9,084,190
7,266,000	Oracle Corp., 2.500%, 10/15/22	7,227,432
10,000,000	QUALCOMM, Inc., 4.650%, 5/20/35	10,385,930
		65,447,401
	Utilities-0.3%
5,000,000	Duke Energy Florida LLC, Series A, 5.800%, 9/15/17	5,100,875
1,000,000	Georgia Power Co., 5.400%, 6/1/18	1,041,345
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,707,442
		10,849,662
TOTAL CORPORATE BONDS
(Cost $322,839,050)		324,000,712

MORTGAGE BACKED SECURITIES-0.4%
	Federal National Mortgage Association-0.3%
$11,153,421	3.500%, 9/1/33	11,649,413
1,421,048	4.500%, 9/1/40	1,489,447
		13,138,860
	Government National Mortgage Association-0.1%
3,048,566	4.000%, 12/20/40	3,247,265

TOTAL MORTGAGE BACKED SECURITIES
(Cost $15,978,877)		16,386,125

U.S. GOVERNMENT AGENCIES-6.0%
	Federal Agricultural Mortgage Corporation-0.3%
10,000,000	1.228%, 1/3/22(a)	10,046,210

	Federal Farm Credit Banks-1.4%
10,000,000	1.170%, 5/16/19	9,955,760
10,000,000	2.350%, 5/2/24	9,795,090
5,725,000	2.750%, 11/6/26	5,692,310
10,000,000	3.300%, 3/22/27	10,047,530
10,000,000	2.800%, 6/2/28	9,711,670

Shares or Principal Amount		Value
	Federal Farm Credit Banks (continued)
$10,000,000	3.220%, 3/26/31	$10,064,960
		55,267,320
	Federal Home Loan Banks-3.8%
25,000,000	0.700%, 6/5/17	24,995,375
50,000,000	1.000%, 8/28/18	49,746,650
11,250,000	1.200%, 5/23/19	11,178,372
5,000,000	1.600%, 10/22/20	4,853,765
10,000,000	1.500%, 12/28/21(b)	9,994,630
10,000,000	2.050%, 6/9/23	9,832,940
10,000,000	2.620%, 4/28/26	9,723,290
5,981,481	3.000%, 4/18/31	5,919,232
19,000,000	2.000%, 6/30/31(b)	18,205,629
		144,449,883
	Federal Home Loan Mortgage Corporation-0.4%
5,000,000	1.000%, 8/26/19(b)	4,977,395
10,000,000	1.800%, 4/13/20	10,000,010
		14,977,405
	United States Department of Housing and Urban Development-0.1%
5,000,000	2.050%, 8/1/19	5,035,720

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $232,085,649)		229,776,538

U.S. TREASURY BONDS & NOTES-25.8%
	U.S. Treasury Bonds-0.7%
$30,000,000	1.625%, 5/15/26	28,134,360

	U.S. Treasury Inflation Indexed Bonds-0.9%
32,317,500	0.625%, 7/15/21	33,516,835

	U.S. Treasury Inflation Indexed Notes-1.8%
30,711,910	1.625%, 1/15/18	31,346,142
37,545,200	0.125%, 1/15/22	37,823,109
		69,169,251
	U.S. Treasury Notes-22.4%
105,000,000	0.875%, 11/15/17	104,942,565
60,000,000	0.750%, 2/28/18	59,824,200
155,000,000	1.500%, 8/31/18	155,684,170
180,000,000	2.750%, 2/15/19	185,041,440
25,000,000	0.750%, 7/15/19	24,667,975
50,000,000	1.375%, 9/30/20	49,496,100
97,500,000	2.625%, 11/15/20	100,664,947
15,000,000	1.125%, 2/28/21	14,633,790
50,000,000	2.125%, 2/29/24	49,718,750
58,000,000	2.125%, 5/15/25	57,111,904
60,000,000	2.000%, 8/15/25	58,413,300
		860,199,141
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $990,272,407)		991,019,587

FOREIGN BONDS-0.9%
	Australia Government-0.2%
AUD 10,000,000	5.250%, 3/15/19	8,148,476

	Canadian Government-0.2%
CAD 5,000,000	3.750%, 6/1/19	3,998,571
CAD 5,000,000	3.500%, 6/1/20	4,061,774
		8,060,345

Shares or Principal Amount		Value
	New Zealand Government-0.3%
NZD 15,000,000	5.000%, 3/15/19	$11,082,636

	Singapore Government-0.2%
SGD 10,000,000	2.250%, 6/1/21	7,320,899

TOTAL FOREIGN BONDS
(Cost $37,715,259)		34,612,356

MUNICIPAL BONDS-5.4%
	California-0.0%(c)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, Prefunded 6/01/17 @ 100, 4.750%, 6/1/31(d)	1,006,180

	Connecticut-0.2%
5,350,000	State of Connecticut, Series D, 5.000%, 11/1/25	6,047,854

	Florida-0.4%
10,775,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series C, 5.000%, 6/1/23	12,768,375
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,050,940
		13,819,315
	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,140,100
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	5,895,650
		9,035,750
	Hawaii-0.3%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,504,710

	Illinois-0.0%(c)
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,018,520

	Kentucky-0.1%
3,000,000	Jefferson County Kentucky School District Financial Corporation Revenue Bonds, Series A, Prefunded 6/01/17 @ 100, 4.750%, 6/1/27(d)	3,018,360

	Maryland-0.1%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	5,020,150

	Massachusetts-0.0%(c)
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, Prefunded 8/1/17 @ 100, 5.250%, 8/1/22(d)	1,014,280

	Michigan-0.0%(c)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), Prefunded 5/1/17 @ 100, 5.000%, 5/1/32(d)	1,003,020

	Ohio-1.7%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,196,998
6,395,000	City of Cincinnati General Obligation Unlimited Bonds, Series A, 3.000%, 12/1/27	6,507,872
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,771,223
1,500,000	City of Newark General Obligation Limited Bonds, 1.750%, 5/16/17	1,500,735
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,109,050
2,580,000	County of Trumbull OH General Obligation Limited Notes, Series B, 2.000%, 8/31/17	2,587,611
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,475,500
11,000,000	5.500%, 1/1/51	12,144,440
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), Prerefunded 12/1/18 @ 100, 5.000%, 12/1/33(d)	1,171,489
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), Prefunded 6/1/18 @ 100, 5.000%, 12/1/26(d)	522,915
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,160,630
105,000	Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @ 100, 5.000%, 12/1/28(d)	111,824

Shares or Principal Amount		Value
	Ohio (continued)
$500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	$581,915
	State of Ohio General Obligation Unlimited Bonds, Series A, Prefunded 3/1/18 @ 100:
365,000	5.375%, 9/1/28(d)	379,490
635,000	5.375%, 9/1/28(d)	660,508
3,475,000	State of Ohio General Obligation Unlimited Bonds, Series C, 5.000%, 9/1/19	3,793,240
6,900,000	State of Ohio General Obligation Unlimited Bonds, Series S, 5.000%, 5/1/28	8,267,511
790,000	The Ohio State University Revenue Bonds, Series A, Prefunded 12/01/18 @100, 5.000%, 12/1/28(d)	840,671
105,000	The Ohio State University Revenue Bonds, Series A, Unrefunded, 5.000%, 12/1/28	111,698
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,030,930
		64,926,250
	Pennsylvania-1.2%
	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series:
20,000,000	5.000%, 6/1/24	23,041,400
12,005,000	5.000%, 3/15/25	14,079,584
7,050,000	5.000%, 9/15/26	8,329,223
		45,450,207
	Tennessee-0.1%
5,000,000	Metropolitan Government of Nashville & Davidson County TN General Obligation Unlimited Bonds, Series C, 4.000%, 7/1/24	5,624,050

	Texas-0.6%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), Prefunded 2/15/18 @ 100, 5.000%, 2/15/37(d)	1,035,080
5,000,000	Houston Texas Independent School District General Obligation Limited Bonds, Series A, 5.000%, 2/15/28	5,970,350
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	5,946,658
7,620,000	Referendum Transportation Community Mobility General Obligation Unlimited Bonds, Series A, 5.000%, 10/1/25	9,250,756
	Tyler Independent School District General Obligation Unlimited Bonds, Prefunded 2/15/18 @ 100:
475,000	5.000%, 2/15/34(d)	491,454
290,000	5.000%, 2/15/34(d)	300,045
235,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded 2016, 5.000%, 2/15/34	242,936
		23,237,279
	Washington-0.3%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,199,950
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,450,834
		11,650,784
	Wisconsin-0.2%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, Prefunded 5/1/21 @ 100, 5.000%, 5/1/25(d)	5,699,400

TOTAL MUNICIPAL BONDS
(Cost $206,349,098)		208,076,109

SHORT TERM INVESTMENTS-5.2%
	Mutual Fund-5.2%
199,249,687	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.603%	199,249,687

TOTAL SHORT TERM INVESTMENTS
(Cost $199,249,687)		199,249,687

TOTAL INVESTMENT SECURITIES-100.6%
(Cost $3,430,991,390)		3,869,580,294
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.6)%		(24,060,397)
NET ASSETS-100.0%		$3,845,519,897

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017.
(b)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of March 31, 2017.
(c)	Less than 0.05% of Net Assets.
(d)
Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.

AUD - Australian Dollar
CAD - Canadian Dollar
NZD - New Zealand Dollar
SGD - Singapore Dollar

Foreign Bonds Securities Allocation
% of Net Assets
Asia - Pacific	0.7%
Canada	0.2%
0.9%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-95.8%
	Basic Materials-10.1%
73,750	AK Steel Holding Corp.*	$530,262
13,875	Ciner Resources LP	395,854
15,940	Cooper Tire & Rubber Co.	706,939
13,220	Domtar Corp.	482,794
11,880	Enviva Partners LP	333,828
71,840	Hudbay Minerals, Inc.	470,552
13,815	Koppers Holdings, Inc.*	585,065
21,150	Kraton Corp.*	653,958
39,830	Lydall, Inc.*	2,134,888
54,320	Silver Standard Resources, Inc.*	576,335
8,575	Trinseo SA	575,383
		7,445,858

	Consumer, Cyclical-17.4%
94,970	Arcos Dorados Holdings, Inc., Class A*	764,509
22,370	AV Homes, Inc.*	367,986
11,625	Big Lots, Inc.	565,905
16,780	Central Garden & Pet Co.*	622,035
15,160	Century Communities, Inc.*	385,064
42,615	Chico's FAS, Inc.	605,133
5,965	The Children's Place, Inc.	716,098
11,674	Flexsteel Industries, Inc.	588,370
9,655	Genesco, Inc.*	535,370
11,385	Hawaiian Holdings, Inc.*	528,833
30,405	ILG, Inc.	637,289
15,130	Insight Enterprises, Inc.*	621,692
21,475	Knoll, Inc.	511,320
20,185	La-Z-Boy, Inc.	544,995
9,285	Meredith Corp.	599,811
24,875	MSG Networks, Inc., Class A*	580,831
11,460	Patrick Industries, Inc.*	812,514
12,640	PCM, Inc.*	354,552
12,930	SodaStream International Ltd.*	626,200
26,760	Tailored Brands, Inc.	399,794
31,650	Tilly's, Inc., Class A	285,483
28,440	Wabash National Corp.	588,424
17,945	Winnebago Industries, Inc.	524,891
		12,767,099

	Consumer, Non-cyclical-11.8%
3,110	Barrett Business Services, Inc.	169,868
18,565	Cardtronics PLC, Class A*	867,914
41,730	Career Education Corp.*	363,051
47,790	Darling Ingredients, Inc.*	693,911
17,265	DeVry Education Group, Inc.	612,044
10,055	Fresh Del Monte Produce, Inc.	595,558
13,970	Grand Canyon Education, Inc.*	1,000,392
14,780	Halyard Health, Inc.*	562,970
6,220	Helen of Troy, Ltd.*	585,924
25,635	Kelly Services, Inc., Class A	560,381
7,575	Magellan Health, Inc.*	523,054
34,053	Natural Health Trends Corp.	984,132
6,255	Sanderson Farms, Inc.	649,519
14,945	SpartanNash Co.	522,926
		8,691,644

Shares		Value
	Energy-4.8%
47,340	Atwood Oceanics, Inc.*	$451,150
69,815	Cosan Ltd., Class A	596,220
25,440	FutureFuel Corp.	360,739
119,300	McDermott International, Inc.*	805,275
31,940	Rowan Cos., PLC, Class A*	497,625
90,773	Star Gas Partners LP	835,112
		3,546,121

	Financial-21.8%
18,660	Aaron's, Inc.	554,948
61,190	Acacia Research Corp.*	351,842
25,680	Aircastle, Ltd.	619,658
27,555	Ambac Financial Group, Inc.*	519,687
22,041	Argo Group International Holdings, Ltd.	1,494,380
76,425	Ashford Hospitality Trust, Inc., REIT	486,827
17,420	Chimera Investment Corp., REIT	351,536
9,510	CorEnergy Infrastructure Trust, Inc., REIT	321,248
7,726	ePlus, Inc.*	1,043,396
91,200	First BanCorp/Puerto Rico*	515,280
26,530	Forestar Group, Inc.*	362,134
19,635	Greenhill & Co. Inc	575,305
28,530	Hersha Hospitality Trust, REIT	536,079
39,340	Invesco Mortgage Capital, Inc., REIT	606,623
51,435	iStar, Inc., REIT*	606,933
40,775	KCG Holdings, Inc., Class A*	727,018
32,501	MainSource Financial Group, Inc.	1,070,258
16,805	Moelis & Co., Class A	646,992
32,280	Nationstar Mortgage Holdings, Inc.*	508,733
11,700	People's Utah Bancorp	309,465
8,170	Piper Jaffray Cos.	521,654
37,005	Redwood Trust, Inc., REIT	614,653
36,420	Summit Hotel Properties, Inc., REIT	581,992
19,000	Sunstone Hotel Investors, Inc., REIT	291,270
21,555	Universal Insurance Holdings, Inc.	528,097
32,565	Waddell & Reed Financial, Inc., Class A	553,605
17,725	Walker & Dunlop, Inc.*	738,955
		16,038,568

	Industrial-10.5%
30,370	Advanced Emissions Solutions, Inc.*	289,730
27,795	American Axle & Manufacturing Holdings, Inc.*	521,990
25,980	American Outdoor Brands Corp.*	514,664
7,870	Argan, Inc.	520,600
5,445	ChoicePoint, Inc.*	604,014
28,325	Dana Holding Corp.	546,956
9,850	GATX Corp.	600,456
12,860	Greenbrier Cos., Inc.	554,266
38,220	Meritor, Inc.*	654,709
7,890	Park-Ohio Holdings Corp.	283,645
33,325	Ply Gem Holdings, Inc.*	656,502
22,310	Quad/Graphics, Inc.	563,104
15,865	SkyWest, Inc.	543,376
7,830	Tenneco, Inc.	488,749
15,090	Vectrus, Inc.*	337,262
		7,680,023

	Technology-15.9%
29,560	ACCO Brands Corp.*	388,714
40,935	Amaya, Inc.*	695,895
8,495	Cabot Microelectronics Corp.	650,802
42,145	Celestica, Inc.*	612,367
16,143	Deluxe Corp.	1,165,040

Shares		Value
	Technology (continued)
11,320	Ducommun, Inc.*	$325,903
53,680	Extreme Networks, Inc.*	403,137
15,815	II-VI, Inc.*	570,131
6,000	InterDigital, Inc.	517,800
37,680	Iridium Communications, Inc.*	363,612
22,265	MaxLinear, Inc.*	624,533
68,660	NCI, Inc., Class A	1,033,333
37,180	Orbotech, Ltd.*	1,199,055
35,140	PC Connection, Inc.	1,046,821
7,170	Rogers Corp.*	615,688
26,790	Tower Semiconductor, Ltd.*	617,510
38,260	TTM Technologies, Inc.*	617,134
14,560	Unisys Corp.*	203,112
		11,650,587

	Utilities-3.5%
86,980	Just Energy Group, Inc.	544,495
11,700	SJW Group	564,174
63,375	TransAlta Corp.	370,744
175,728	Vonage Holdings Corp.*	1,110,601
		2,590,014

TOTAL COMMON STOCKS
(Cost $59,574,353)		70,409,914

SHORT TERM INVESTMENTS-4.3%
	Mutual Fund-4.3%
3,196,510	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.603%	3,196,510

TOTAL SHORT TERM INVESTMENTS
(Cost $3,196,510)		3,196,510

TOTAL INVESTMENT SECURITIES-100.1%
(Cost $62,770,863)		73,606,424
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(93,184)
NET ASSETS-100.0%		$73,513,240

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)
Shares		Value
COMMON STOCKS-95.5%
	Basic Materials-6.2%
17,325	AK Steel Holding Corp.*	$124,567
5,125	The Chemours Co.	197,312
4,425	Goodyear Tire & Rubber Co.	159,300
6,975	Huntsman Corp.	171,166
4,175	Steel Dynamics, Inc.	145,123
2,075	Trinseo SA	139,233
		936,701

	Consumer, Cyclical-17.3%
875	Allegiant Travel Co.	140,219
2,850	Big Lots, Inc.	138,738
2,375	Brunswick Corp./DE	145,350
2,830	Hawaiian Holdings, Inc.*	131,453
7,525	ILG, Inc.	157,724
7,275	JetBlue Airways Corp.*	149,938
3,600	Kohl's Corp.	143,316
3,275	Liberty Ventures, Series A*	145,672
2,300	Meredith Corp.	148,580
2,175	Nexstar Media Group, Inc.	152,576
75	NVR, Inc.*	158,016
33,025	Office Depot, Inc.	154,062
6,675	PulteGroup, Inc.	157,196
1,875	Scripps Networks Interactive, Inc., Class A	146,944
1,925	Signet Jewelers Ltd.	133,345
2,575	Spirit Airlines, Inc.*	136,655
15,900	Staples, Inc.	139,443
1,375	Thor Industries, Inc.	132,179
		2,611,406

	Consumer, Non-cyclical-8.9%
3,825	Avis Budget Group, Inc.*	113,143
4,825	CoreCivic, Inc., REIT	151,601
11,700	Darling Ingredients, Inc.*	169,884
4,300	DeVry Education Group, Inc.	152,435
2,425	Fresh Del Monte Produce, Inc.	143,633
1,525	Helen of Troy, Ltd.*	143,655
1,675	Post Holdings, Inc.*	146,596
1,595	Sanderson Farms, Inc.	165,625
36	Seaboard Corp.	150,101
		1,336,673

	Energy-5.3%
22,150	Chesapeake Energy Corp.*	131,571
8,835	Diamond Offshore Drilling, Inc.*	147,633
13,200	Ensco PLC, Sponsored ADR, Class A	118,140
10,200	Laredo Petroleum, Inc.*	148,920
7,875	Rowan Cos., Inc., Class A*	122,693
10,450	Transocean Ltd.*	130,103
		799,060

	Financial-24.7%
4,800	Aaron's, Inc.	142,752
3,175	AerCap Holdings NV*	145,955
7,425	AGNC Investment Corp., REIT	147,683
3,850	Air Lease Corp.	149,187

Shares		Value
	Financial (continued)
8,200	Ares Capital Corp.	$142,516
3,525	Assured Guaranty Ltd.	130,813
2,125	Axis Capital Holdings Ltd.	142,439
7,910	Chimera Investment Corp., REIT	159,624
3,975	Essent Group Ltd.*	143,776
1,750	Evercore Partners, Inc., Class A	136,325
650	Everest Re Group Ltd.	151,977
3,400	The GEO Group, Inc., REIT	157,658
4,750	LaSalle Hotel Properties, REIT	137,512
13,100	Lexington Realty Trust, REIT	130,738
3,575	LPL Financial Holdings, Inc.	142,392
12,850	MGIC Investment Corp.*	130,170
9,000	New Residential Investment Corp., REIT	152,820
6,575	Piedmont Office Realty Trust, Inc., Class A, REIT	140,573
1,850	Primerica, Inc.	152,070
7,400	Radian Group, Inc.	132,904
1,125	Reinsurance Group of America, Inc.	142,853
6,125	RLJ Lodging Trust, REIT	143,999
2,275	Ryman Hospitality Properties, Inc., REIT	140,663
9,475	Sunstone Hotel Investors, Inc., REIT	145,252
16,075	Two Harbors Investment Corp., REIT	154,159
7,775	Xenia Hotels & Res., REIT	132,719
		3,729,529

	Industrial-11.3%
1,875	Belden, Inc.	129,731
7,175	Dana Holding Corp.	138,549
2,450	GATX Corp.	149,352
1,000	Lear Corp.	141,580
3,750	MasTec, Inc.*	150,187
2,100	Oshkosh Corp.	144,039
7,325	Owens-Illinois, Inc.*	149,283
1,200	SYNNEX Corp.	134,328
2,100	Tenneco, Inc.	131,082
3,175	Timken Co.	143,510
5,150	Trinity Industries, Inc.	136,733
1,600	Visteon Corp.*	156,720
		1,705,094

	Technology-18.8%
10,050	Amaya, Inc.*	170,850
14,400	Amkor Technology, Inc.*	166,896
1,925	Arrow Electronics, Inc.*	141,314
1,100	CACI International, Inc., Class A*	129,030
2,650	CDW Corp./DE	152,931
3,725	CommScope Holding Co. Inc*	155,370
2,950	Dolby Laboratories, Inc., Class A	154,609
2,550	EchoStar Corp., Class A*	145,222
2,825	Garmin Ltd.	144,386
3,925	II-VI, Inc.*	141,496
4,925	Logitech International SA	156,960
9,050	Marvell Technology Group Ltd.	138,103
3,325	NCR Corp.*	151,886
2,525	Spirit AeroSystems Holdings, Inc., Class A	146,248
1,650	Tech Data Corp.*	154,935
4,775	Teradata Corp.*	148,598
5,000	Teradyne, Inc.	155,500
7,650	TiVo Corp.	143,438
6,075	West Corp.	148,352
		2,846,124

Shares		Value
	Utilities-3.0%
2,400	National Fuel Gas Co.	$143,088
8,550	NRG Energy, Inc.	159,885
2,225	ONE Gas, Inc.	150,410
		453,383

TOTAL COMMON STOCKS
(Cost $13,784,512)		14,417,970

SHORT TERM INVESTMENTS-4.4%
	Mutual Fund-4.4%
665,311	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.603%	665,311

TOTAL SHORT TERM INVESTMENTS
(Cost $665,311)		665,311

TOTAL INVESTMENT SECURITIES-99.9%
(Cost $14,449,823)		15,083,281
OTHER ASSETS IN EXCESS OF LIABILITIES-0.1%		14,241
NET ASSETS-100.0%		$15,097,522

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-92.3%
	Basic Materials-6.6%
13,905	Ciner Resources LP	$396,710
14,350	Enviva Partners LP	403,235
20,830	Lydall, Inc.*	1,116,488
23,350	Rayonier Advanced Materials, Inc.	314,057
		2,230,490

	Consumer, Cyclical-16.4%
25,790	AV Homes, Inc.*	424,245
58,390	Avianca Holdings SA, Sponsored ADR	450,187
11,210	Cato Corp., Class A	246,172
19,230	Century Communities, Inc.*	488,442
13,461	Flexsteel Industries, Inc.	678,434
16,390	M/I Homes, Inc.*	401,555
17,750	Modine Manufacturing Co.*	216,550
14,151	Patrick Industries, Inc.*	1,003,306
14,600	PCM, Inc.*	409,530
36,550	Tilly's, Inc., Class A	329,681
18,040	Tower International, Inc.	488,884
21,240	Wabash National Corp.	439,456
		5,576,442

	Consumer, Non-cyclical-11.5%
4,050	Barrett Business Services, Inc.	221,211
48,120	Career Education Corp.*	418,644
13,930	Ingles Markets, Inc., Class A	601,079
11,362	John B Sanfilippo & Son, Inc.	831,585
5,200	Medifast, Inc.	230,724
34,678	Natural Health Trends Corp.	1,002,194
30,015	Omega Protein Corp.	601,801
		3,907,238

	Energy-5.4%
26,760	Archrock, Inc.	331,824
6,650	Canadian Solar, Inc.*	81,595
29,380	FutureFuel Corp.	416,608
6,900	SolarEdge Technologies, Inc.*	107,640
98,941	Star Gas Partners LP	910,257
		1,847,924

	Financial-16.7%
70,560	Acacia Research Corp.*	405,720
57,710	Ashford Hospitality Trust, Inc., REIT	367,613
11,480	CorEnergy Infrastructure Trust, Inc., REIT	387,794
67,365	Dynex Capital, Inc., REIT	477,618
10,218	ePlus, Inc.*	1,379,941
30,600	Forestar Group, Inc.*	417,690
8,065	Getty Realty Corp., REIT	203,803
41,233	MainSource Financial Group, Inc.	1,357,803

Shares or Principal Amount		Value
	Financial (continued)
3,675	MutualFirst Financial, Inc.	$115,946
7,870	National Storage Affiliates Trust, REIT	188,093
14,730	People's Utah Bancorp	389,608
		5,691,629

	Industrial-13.1%
35,100	Advanced Emissions Solutions, Inc.*	334,854
8,950	American Railcar Industries, Inc.	367,845
17,440	Ceco Environmental Corp.	183,294
35,710	Costamare, Inc.	237,829
14,490	Culp, Inc.	452,088
74,090	DHT Holdings, Inc.	331,182
23,335	Global Brass & Copper Holdings, Inc.	802,724
12,090	Insteel Industries, Inc.	436,933
9,110	Park-Ohio Holdings Corp.	327,504
19,405	Superior Industries International, Inc.	491,917
45,590	Teekay Tankers, Ltd., Class A	93,460
17,430	Vectrus, Inc.*	389,560
		4,449,190

	Technology-16.8%
17,030	Alpha & Omega Semiconductor Ltd.*	292,746
14,380	Digi International, Inc.*	171,122
14,050	Ducommun, Inc.*	404,499
26,510	Eastman Kodak Co.*	304,865
7,540	Engility Holdings, Inc.*	218,208
62,000	Extreme Networks, Inc.*	465,620
43,520	Iridium Communications, Inc.*	419,968
8,420	Nanometrics, Inc.*	256,473
63,855	NCI, Inc., Class A	961,018
16,806	Orbotech, Ltd.*	541,994
46,858	PC Connection, Inc.	1,395,900
18,600	Unisys Corp.*	259,470
		5,691,883

	Utilities-5.8%
19,080	IDT Corp., Class B	242,698
8,510	SJW Group	410,352
16,890	Unitil Corp.	760,557
85,935	Vonage Holdings Corp.*	543,109
		1,956,716

TOTAL COMMON STOCKS
(Cost $25,570,684)		31,351,512

U.S. TREASURY BONDS & NOTES-4.4%
	United States Treasury Bill-4.4%
$1,500,000	0.690%, 9/14/17	1,494,192

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,494,582)		1,494,192

Shares or Principal Amount	Value
United States Treasury Bill (continued)
SHORT TERM INVESTMENTS-6.4%
Mutual Fund-6.4%
2,191,662	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.603%	$2,191,662

TOTAL SHORT TERM INVESTMENTS
(Cost $2,191,662)	2,191,662

TOTAL INVESTMENT SECURITIES-103.1%
(Cost $29,256,928)	35,037,366
OTHER LIABILITIES IN EXCESS OF ASSETS-(3.1)%	(1,066,862)
NET ASSETS-100.0%	$33,970,504

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-73.2%
	Basic Materials-5.5%
1,200	Celanese Corp., Series A	$107,820
1,000	Neenah Paper, Inc.	74,700
4,000	Newmont Mining Corp.	131,840
1,000	Universal Forest Products, Inc.	98,540
2,000	Westlake Chemical Corp.	132,100
		545,000

	Consumer, Cyclical-8.7%
2,000	Asbury Automotive Group, Inc.*	120,200
2,250	Big Lots, Inc.	109,530
1,550	Foot Locker, Inc.	115,955
2,000	Hawaiian Holdings, Inc.*	92,900
800	Home Depot, Inc.	117,464
2,500	Insight Enterprises, Inc.*	102,725
2,000	Lennar Corp., Class A	102,380
1,525	Wal-Mart Stores, Inc.	109,922
		871,076

	Consumer, Non-cyclical-5.4%
2,250	ManpowerGroup, Inc.	230,782
3,000	Toro Co.	187,380
750	UnitedHealth Group, Inc.	123,008
		541,170

	Energy-5.1%
3,500	Devon Energy Corp.	146,020
24,000	McDermott International, Inc.*	162,000
2,500	Tesoro Corp.	202,650
		510,670

	Financial-13.2%
1,650	American Financial Group, Inc.	157,443
2,250	Capital One Financial Corp.	194,985
2,100	JPMorgan Chase & Co.	184,464
3,700	KB Financial Group, Inc., ADR*	162,689
8,000	KeyCorp	142,240
1,250	PNC Financial Services Group, Inc.	150,300
12,000	Regions Financial Corp.	174,360
2,000	Torchmark Corp.	154,080
		1,320,561

	Industrial-15.3%
2,200	AGCO Corp.	132,396
2,000	Deere & Co.	217,720
900	FedEx Corp.	175,635
2,950	Gibraltar Industries, Inc.*	121,540
1,000	Huntington Ingalls Industries, Inc.	200,240
1,750	Ryder System, Inc.	132,020
2,450	Sonoco Products Co.	129,654
1,100	SYNNEX Corp.	123,134
4,500	Trinity Industries, Inc.	119,475
1,400	United Rentals, Inc.*	175,070
		1,526,884

Shares or Principal Amount		Value
	Technology-17.7%
9,500	ACCO Brands Corp.*	$124,925
1,000	Apple, Inc.	143,660
850	Broadcom, Ltd.	186,116
2,200	Cabot Microelectronics Corp.	168,542
4,500	Cisco Systems, Inc.	152,100
5,000	Corning, Inc.	135,000
850	General Dynamics Corp.	159,120
900	International Business Machines Corp.	156,726
1,500	Leidos Holdings, Inc.	76,710
450	Lockheed Martin Corp.	120,420
550	Northrop Grumman Corp.	130,812
1,000	TE Connectivity, Ltd.	74,550
6,000	Tower Semiconductor, Ltd.*	138,300
		1,766,981

	Utilities-2.3%
1,000	Pinnacle West Capital Corp.	83,380
2,500	Vectren Corp.	146,525
		229,905

TOTAL COMMON STOCKS
(Cost $6,473,037)		7,312,247

CLOSED-END FUNDS-0.4%
5,250	Aberdeen Chile Fund, Inc.	36,592

TOTAL CLOSED-END FUNDS
(Cost $30,089)		36,592

EXCHANGE TRADED FUNDS-4.0%
1,200	Global X MSCI Argentina ETF	33,899
1,000	iShares® MSCI Brazil Capped ETF	37,460
1,500	iShares® MSCI Poland Capped ETF	32,370
9,000	iShares® Silver Trust ETF*	155,250
3,000	SPDR® Bloomberg Barclays Convertible Securities ETF	144,300

TOTAL EXCHANGE TRADED FUNDS
(Cost $382,755)		403,279

CORPORATE BONDS-2.0%
	Financial-0.5%
$50,000	PNC Bank NA, 1.950%, 3/4/19	50,098

	Industrial-0.5%
50,000	General Electric Co., 2.700%, 10/9/22	50,382

	Technology-0.5%
50,000	Microsoft Corp., 1.850%, 2/6/20	50,106

	Utilities-0.5%
50,000	Georgia Power Co., 5.400%, 6/1/18	52,067

TOTAL CORPORATE BONDS
(Cost $202,988)		202,653

U.S. TREASURY BONDS & NOTES-14.2%
	U.S. Treasury Bond-3.9%
$250,000	1.625%, 2/15/26	235,019
150,000	3.000%, 2/15/47	149,385
		384,404

Shares or Principal Amount		Value
	U.S. Treasury Inflation Indexed Bonds-3.9%
$377,038	0.625%, 7/15/21	$391,030

	U.S. Treasury Notes-6.4%
425,000	0.750%, 2/28/18	423,755
225,000	1.125%, 8/31/21	217,968
		641,723
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,422,235)		1,417,157

SHORT TERM INVESTMENTS-7.9%
	Mutual Funds-7.9%
785,822	First American Government Obligations Fund , Class Z, 7-Day Yield 0.607%	785,822

TOTAL SHORT TERM INVESTMENTS
(Cost $785,822)		785,822

TOTAL INVESTMENT SECURITIES-101.7%
(Cost $9,296,926)		10,157,750
OTHER LIABILITIES IN EXCESS OF ASSETS-(1.7)%		(171,143)
NET ASSETS-100.0%		$9,986,607

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND
SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-93.0%
	Basic Materials-13.8%
6,330	Avery Dennison Corp.	$510,198
7,800	Celanese Corp., Series A(a)	700,830
6,550	Cooper Tire & Rubber Co.(a)	290,492
3,960	Dow Chemical Co.	251,618
17,790	Goodyear Tire & Rubber Co.(a)	640,440
7,330	Innospec, Inc.(a)	474,618
4,310	Lydall, Inc.*(a)	231,016
		3,099,212

	Consumer, Cyclical-9.9%
2,870	Alaska Air Group, Inc.(a)	264,671
10,540	Best Buy Co., Inc.	518,041
8,700	Big Lots, Inc.	423,516
10,290	Meritage Homes Corp.*(a)	378,672
6,930	Southwest Airlines Co.(a)	372,557
3,380	Wal-Mart Stores, Inc.	243,630
		2,201,087

	Consumer, Non-cyclical-14.1%
2,130	Aetna, Inc.(a)	271,681
710	AMERCO(a)	270,645
3,890	Grand Canyon Education, Inc.*	278,563
3,700	Kroger Co.(a)	109,113
5,040	ManpowerGroup, Inc.	516,953
13,545	Pfizer, Inc.(a)	463,374
3,060	Sanderson Farms, Inc.	317,750
10,520	Toro Co.	657,079
1,720	UnitedHealth Group, Inc.(a)	282,097
		3,167,255

	Energy-3.9%
62,840	McDermott International, Inc.*	424,170
6,120	Newfield Exploration Co.*	225,889
3,380	Valero Energy Corp.(a)	224,060
		874,119

	Financial-14.0%
8,240	Aaron's, Inc.	245,058
3,450	Aflac, Inc.	249,849
14,790	Chimera Investment Corp., REIT	298,462
9,750	Fifth Third Bancorp	247,650
8,140	JPMorgan Chase & Co.(a)	715,018
4,670	LTC Properties, Inc., REIT	223,693
15,690	Regions Financial Corp.	227,976
5,750	Travelers Cos., Inc.(a)	693,105
5,120	Unum Group	240,077
		3,140,888

	Industrial-11.1%
10,590	American Outdoor Brands Corp.*(a)	209,788
4,500	Deere & Co.	489,870
2,310	FedEx Corp.	450,797
5,160	Republic Services, Inc.	324,100
8,300	Ship Finance International, Ltd.	122,010

Shares		Value
	Industrial (continued)
6,720	Sonoco Products Co.(a)	$355,622
4,260	United Rentals, Inc.*	532,713
		2,484,900

	Technology-15.9%
1,180	Apple, Inc.	169,519
9,870	Cisco Systems, Inc.	333,606
6,625	Deluxe Corp.(a)	478,126
4,330	Ebix, Inc.	265,213
1,680	International Business Machines Corp.	292,555
985	Lockheed Martin Corp.(a)	263,586
2,850	Northrop Grumman Corp.(a)	677,844
7,900	Triumph Group, Inc.	203,425
6,010	WESCO International, Inc.*	417,996
5,480	Western Digital Corp.	452,264
		3,554,134

	Utilities-10.3%
2,590	American Electric Power Co., Inc.(a)	173,867
11,180	CenterPoint Energy, Inc.	308,233
7,040	Edison International(a)	560,454
14,745	PNM Resources, Inc.(a)	545,565
9,810	Verizon Communications, Inc.	478,238
38,965	Vonage Holdings Corp.*(a)	246,259
		2,312,616

TOTAL COMMON STOCKS
(Cost $15,525,297)		20,834,211

SHORT TERM INVESTMENTS-8.0%
	Mutual Fund-8.0%
1,797,396	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.603%	1,797,396

TOTAL SHORT TERM INVESTMENTS
(Cost $1,797,396)		1,797,396

TOTAL INVESTMENT SECURITIES-101.0%
(Cost $17,322,693)		22,631,607
SECURITIES SOLD SHORT-(7.2)%
(Proceeds $1,481,559)		(1,620,328)
OTHER ASSETS IN EXCESS OF LIABILITIES-6.2%		1,384,785	(b)
NET ASSETS-100.0%		$22,396,064

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(7.2)%
	Consumer, Cyclical-(1.3)%
(125)	Amazon.com, Inc.	$(110,818)
(225)	Chipotle Mexican Grill, Inc.	(100,242)
(725)	Expedia, Inc.	(91,473)
		(302,533)
	Consumer, Non-cyclical-(0.9)%
(950)	Anheuser-Busch InBev SA, Sponsored ADR	(104,272)
(5,325)	Coty, Inc., Class A	(96,542)
		(200,814)
	Energy-(1.3)%
(4,550)	Cabot Oil & Gas Corp.	(108,790)
(950)	EOG Resources, Inc.	(92,673)
(1,375)	Occidental Petroleum Corp.	(87,120)
		(288,583)

Shares		Value
	Financial-(0.4)%
(6,425)	Credit Suisse Group AG, Sponsored ADR	$(95,347)

	Industrial-(0.5)%
(400)	Tesla Motors, Inc.	(111,320)

	Technology-(2.3)%
(975)	Autodesk, Inc.	(84,308)
(3,350)	JD.com, Inc., ADR	(104,218)
(600)	Palo Alto Networks, Inc.	(67,608)
(725)	SBA Communications Corp., Class A, REIT	(87,268)
(950)	ServiceNow, Inc.	(83,097)
(1,075)	Workday, Inc., Class A	(89,526)
		(516,025)
	Utilities-(0.5)%
(4,075)	Grupo Televisa SAB, Sponsored ADR	(105,706)

TOTAL COMMON STOCKS SOLD SHORT		(1,620,328)
(Proceeds $1,481,559)

TOTAL SECURITIES SOLD SHORT-(7.2)%
(Proceeds $1,481,559)		$(1,620,328)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total security position market value of $7,328,748.
(b)	Includes cash which is being held as collateral for securities sold short in the amount of $1,444,496.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2017 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund, and James Long-Short Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the S&P MidCap 400® Value Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. This Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under GAAP.

Share Valuation
The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation
Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds & notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2017 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -
Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,826,427,345	$–	$–	$1,826,427,345
Closed-End Funds	1,126,600	–	–	1,126,600
Exchange Traded Funds	38,905,235	–	–	38,905,235
Corporate Bonds	–	324,000,712	–	324,000,712
Mortgage Backed Securities	–	16,386,125	–	16,386,125
U.S. Government Agencies	–	229,776,538	–	229,776,538
U.S. Treasury Bonds & Notes	991,019,587	–	–	991,019,587
Foreign Bonds	–	34,612,356	–	34,612,356
Municipal Bonds	–	208,076,109	–	208,076,109
Short Term Investments	199,249,687	–	–	199,249,687
Total	$3,056,728,454	$812,851,840	$–	$3,869,580,294

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$70,409,914	$–	$–	$70,409,914
Short Term Investments	3,196,510	–	–	3,196,510
Total	$73,606,424	$–	$–	$73,606,424

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,417,970	$–	$–	$14,417,970
Short Term Investments	665,311	–	–	665,311
Total	$15,083,281	$–	$–	$15,083,281

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,351,512	$–	$–	$31,351,512
U.S. Treasury Bonds & Notes	1,494,192	–	–	1,494,192
Short Term Investments	2,191,662	–	–	2,191,662
Total	$35,037,366	$–	$–	$35,037,366

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,312,247	$–	$–	$7,312,247
Closed-End Funds	36,592	–	–	36,592
Exchange Traded Funds	403,279	–	–	403,279
Corporate Bonds	–	202,653	–	202,653
U.S. Treasury Bonds & Notes	1,417,157	–	–	1,417,157
Short Term Investments	785,822	–	–	785,822
Total	$9,955,097	$202,653	$–	$10,157,750

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$20,834,211	$–	$–	$20,834,211
Short Term Investments	1,797,396	–	–	1,797,396
Total	$22,631,607	$–	$–	$22,631,607

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2017 (Unaudited)

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(1,620,328)	$–	$–	$(1,620,328)
TOTAL	$(1,620,328)	$–	$–	$(1,620,328)

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2017 (Unaudited)
The Funds recognize transfer between levels as of the end of period. For the nine months ended March 31, 2017, the Funds did not have any transfer between Level 1 and Level 2 securities.

Investment Transactions
Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2017, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation
The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Exchange Traded Funds (ETFs)
Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

Short Sales and Segregated Cash
The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The Fund may pay fees or charges on the assets borrowed for securities sold short.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or equity securities sufficient to collateralize the market value of the Fund’s short positions.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2017 (Unaudited)

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The following information is computed on a tax basis for each item as of March 31, 2017:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund	James Long-Short Fund
Gross unrealized appreciation (excess of value over tax cost)	$476,469,093	$12,941,884	$933,302	$7,404,823	$940,918	$22,094,855
Gross unrealized depreciation (excess of tax cost over value)	(39,179,460)	(2,253,856)	(299,844)	(1,561,382)	(85,159)	(16,835,769)
Net unrealized appreciation	$437,289,633	$10,688,028	$633,458	$5,843,441	$855,759	$5,259,086
Cost of investments for income tax purposes	$3,432,290,661	$62,918,396	$14,449,823	$29,193,925	$9,301,991	$17,372,521

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

4. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the nine months ended March 31, 2017, the James Small Cap Fund and the James Aggressive Allocation Fund utilized their line of credit. The average amount of borrowings was $368,333 over 12 days with a weighted-average interest rate of 3.75% for the James Small Cap Fund. The average amount of borrowings was $69,000 over 5 days with a weighted-average interest rate of 3.50% for the James Aggressive Allocation Fund. During the nine month period ended March 31, 2017, the James Balanced: Golden Rainbow Fund, James Mid Cap Fund, James Micro Cap Fund, and James Long-Short Fund did not have an outstanding balance with respect to the line of credit. Interest on funded and unfunded loans was $460 for the James Small Cap Fund and $34 for the James Aggressive Allocation Fund for the nine month period ended March 31, 2017. Each Fund’s line of credit agreement expired on July 12, 2016 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate*	July 11, 2017
James Small Cap Fund	$6,500,000	Prime Rate*	July 11, 2017
James Mid Cap Fund	$715,000	Prime Rate*	July 11, 2017
James Micro Cap Fund	$540,000	Prime Rate*	July 11, 2017
James Aggressive Allocation Fund	$100,000	Prime Rate*	July 11, 2017
James Long-Short Fund	$3,000,000	Prime Rate*	July 11, 2017

*	The rate at which the Bank announces its prime lending rate

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 26, 2017

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	May 26, 2017